Shareholder Report	12 Months Ended
May 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Revere Street Trust
Entity Central Index Key	0001022695
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Fidelity Securities Lending Cash Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Securities Lending Cash Central Fund
Class Name	Fidelity® Securities Lending Cash Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Securities Lending Cash Central Fund for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Securities Lending Cash Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 31,287,008,376
Holdings Count | shares	16
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$31,287,008,376
Number of Holdings	16
Total Advisory Fee	$0

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 82.9 8-30 7.7 31-60 7.7 Repurchase Agreements 78.6 U.S. Treasury Obligations 18.0 Non-Negotiable Time Deposit 1.7 Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 78.6 U.S. Treasury Obligations - 18.0 Non-Negotiable Time Deposit - 1.7 Net Other Assets (Liabilities) - 1.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Material Fund Change Risks Change [Text Block]	The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Municipal Cash Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Cash Central Fund
Class Name	Fidelity® Municipal Cash Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Municipal Cash Central Fund for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Municipal Cash Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 4,205,639,702
Holdings Count | shares	450
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$4,205,639,702
Number of Holdings	450
Total Advisory Fee	$0

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 98.1 Variable Rate Demand Notes (VRDNs) 69.2 Tender Option Bond 28.9 Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) Variable Rate Demand Notes (VRDNs) - 69.2 Tender Option Bond - 28.9 Net Other Assets (Liabilities) - 1.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Material Fund Change Risks Change [Text Block]	The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Cash Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Cash Central Fund
Class Name	Fidelity® Cash Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Cash Central Fund for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Cash Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 55,069,730,076
Holdings Count | shares	17
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$55,069,730,076
Number of Holdings	17
Total Advisory Fee	$0

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 82.8 8-30 8.3 31-60 7.3 61-90 0.1 Repurchase Agreements 78.2 U.S. Treasury Obligations 18.6 Non-Negotiable Time Deposit 1.7 Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 78.2 U.S. Treasury Obligations - 18.6 Non-Negotiable Time Deposit - 1.7 Net Other Assets (Liabilities) - 1.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Material Fund Change Risks Change [Text Block]	The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Tax-Free Cash Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Tax-Free Cash Central Fund
Class Name	Fidelity® Tax-Free Cash Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Tax-Free Cash Central Fund for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Tax-Free Cash Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 2,412,130,368
Holdings Count | shares	336
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$2,412,130,368
Number of Holdings	336
Total Advisory Fee	$0

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 96.5 Variable Rate Demand Notes (VRDNs) 69.1 Tender Option Bond 27.4 Net Other Assets (Liabilities) 3.5 ASSET ALLOCATION (% of Fund's net assets) Variable Rate Demand Notes (VRDNs) - 69.1 Tender Option Bond - 27.4 Net Other Assets (Liabilities) - 3.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Material Fund Change Risks Change [Text Block]	The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec